Regulated Matters - Narrative (Details) - USD ($) $ in Millions					3 Months Ended	9 Months Ended	12 Months Ended	60 Months Ended
	Aug. 13, 2025	Nov. 29, 2024	Apr. 10, 2023	Dec. 14, 2022	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2028	Jul. 01, 2025	Dec. 31, 2023
Regulatory Asset [Line Items]
RSC Rider						$ 79.0	$ 79.0
Return on Equity - ESP 4			9.999%
Recovery - ESP 4			$ 66.0
Deferral of Purchased Power Costs - ESP 4							28.3
Deferral of Carrying Costs - ESP 4							$ 10.7
Revenue Increase - Distribution Rate Case	$ 167.9	$ 235.2		$ 75.6
Return on Equity - Distribution Rate Case	9.999%	10.95%		9.999%
Cost of Long-term Debt - Distribution Rate Case	4.49%	4.49%		4.40%
Rate Base - Distribution Rate Case	$ 1,250.0	$ 1,300.0		$ 783.5
Capital Structure - Equity - Distribution Rate Case	53.87%	53.87%		53.87%
Capital Structure - Long-term Debt - Distribution Rate Case	46.13%	46.13%		46.13%
Return on Equity SEET Threshold							9.85%
Maximum Regulatory compliance cost to be accrued								$ 4.0
DRO Vegetation Management Cost Baseline							$ 20.0
DRO Vegetation Management Cost Deferral Cap							7.5
Maximum CIS Replacement cost deferral							8.8
Customer Program Costs							0.3
Customer Program Costs - Residential Low Income Assistance							5.7
Regulatory assets earning a return							16.2
Net Cost Deferral - Distribution Rate Case					$ 8.4
Tax Savings Credit Rider					13.6	13.6
Regulatory Liabilities					$ 1.6	$ 1.6	179.7			$ 200.1
Forecast [Member]
Regulatory Asset [Line Items]
Estimated Smart Grid Phase 2 capital									$ 240.5
Estimated Smart Grid Phase 2 O&M									$ 18.6
TCJA Yearly Refund to Customers Per DRO							$ 4.0